Cash and cash equivalents	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	15. Cash and cash equivalents
	Six Months Ended December 31
(US dollars in thousands)	2023	2022
Cash at bank and in hand	115	3,228

17. Cash and cash equivalents

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Cash at bank and in hand	553	1,285	8,604

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
A+	(12)	171	5,423
A	-	-	-
A-	2	2	2
AA-	563	1,112	3,179
Total	553	1,285	8,604